DISCONTINUED OPERATIONS (Details Narrative) ₪ in Thousands, $ in Thousands			3 Months Ended		6 Months Ended
	Apr. 09, 2025 USD ($) shares	Apr. 09, 2025 ILS (₪) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Gain on disposal			$ 44	$ (21)	$ 44	$ (139)
Proceeds from sale of subsidiary (net of cash disposed)					25
Derecognition of cash and cash equivalents					29
Proceeds from cash partially offset					$ 4
Common Stock [Member] | Share Purchase Agreement [Member]
Sale of shares | shares	4,200,000	4,200,000
Sale of shares, value	$ 4	₪ 15
Common Stock [Member] | Share Purchase Agreement [Member] | N2OFF Ltd [Member]
Ownership percentage	100.00%	100.00%